NOTE 8- STOCKHOLDERS' EQUITY (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Issued During Period, Shares, Issued for Cash	8,265,667
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	4,132,833
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	5,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	255,229
Stock Issued During Period, Shares, Issued for Services	482,500
Stock Issued During Period, Shares, Other	66,047
Stock Issued During Period, Shares, Conversion of Convertible Securities	10,350
Stock Repurchased and Retired During Period, Shares	2,620,083
Liability to issue stock (in Dollars)	$ 330,396	$ 451,646